Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 25, 2013	Jun. 29, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	aaph
Entity Registrant Name	AMERICAN PETRO-HUNTER INC
Entity Central Index Key	0001040482
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		49,862,294
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 9,184,081
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY